Borrowings - Interest expense associated with effective interest rate (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Promissory Note – EDF
Disclosure of detailed information about borrowings [line items]
Interest expense by applying effective interest rate	$ 563	$ 43